Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP INVSAL
EBP, Description of Plan [Line Items]
Schedule of investment options
Participants may elect to have their contributions invested in the investment options listed below:

Vanguard Federal Money Market Fund
Vanguard Total Bond Market Index Trust
Vanguard Total Stock Market Index Trust
Vanguard Total International Stock Market Index Trust
Vanguard Target Retirement 2070 Trust Select
Vanguard Target Retirement 2065 Trust Select
Vanguard Target Retirement 2060 Trust Select
Vanguard Target Retirement 2055 Trust Select
Vanguard Target Retirement 2050 Trust Select
Vanguard Target Retirement 2045 Trust Select
Vanguard Target Retirement 2040 Trust Select
Vanguard Target Retirement 2035 Trust Select
Vanguard Target Retirement 2030 Trust Select
Vanguard Target Retirement 2025 Trust Select
Vanguard Target Retirement 2020 Trust Select
Vanguard Target Retirement Income Trust Select
Vanguard Target Retirement Income Trust Select III
Corning Common Stock Fund (a)

(a)	The Corning Common Stock Fund was closed to new money effective July 1, 2009.